STOCK-BASED COMPENSATION (Details Narrative) - USD ($) $ in Millions	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Remaining contractual term				6 years 9 months 18 days	8 years	8 years 9 months 18 days
Fair value of stock options granted		$ 28.3	$ 9.1	$ 9.1	$ 14.9
Incremental stock-based compensation expense		0.5	$ 5.5
Employee benefits and share-based compensation		$ 26.1		$ 9.2
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition		1 year 6 months 18 days		1 year 3 months 21 days
air value of stock options vested				$ 9.0	35.2
Incremental stock-based compensation expense				$ 5.5	$ 3.2
2021 Stock Option and Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate number of common stock shares		6,333,333
Remaining contractual term		10 years
Number of shares of common stock		1,940,148		2,529,916
Expiration period	10 years	10 years
Share-based payment award, vesting period		4 years		10 years
Aggregate number of common stock shares				6,333,333